Document and Entity Information	2 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SQN AIF IV, L.P.
Entity Central Index Key	0001560046
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company